Impairment of exploration and evaluation, property, plant and equipment and goodwill - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) AUD ($) uSDPerTonne	Dec. 31, 2024 USD ($) AUD ($) uSDPerTonne	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount		$ 3,952	$ 3,866
Carbon price per tonne of emissions (in USD per tonne) | uSDPerTonne		80	80
Prices of ammonia, annual escalation ercentage		2.00%
Australian dollar
Disclosure of information for cash-generating units [line items]
Foreign exchange rate is based on management view of long term exchnage rates		0.70	0.75
US
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Inflation rate		2.00%	2.00%
Australia
Disclosure of information for cash-generating units [line items]
Inflation rate		2.50%	2.30%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate pre tax (in percentage)		10.50%	9.50%
Ammonia price per tonne (in USD per tonne) | uSDPerTonne		567
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate pre tax (in percentage)		8.50%	8.50%
Ammonia price per tonne (in USD per tonne) | uSDPerTonne		492
Corporate
Disclosure of information for cash-generating units [line items]
Impairment losses	$ 143
International | Beaumont New Ammonia
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount		$ 255	$ 169	$ 169
International | Other goodwill
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			$ 288		$ 283
International | Other goodwill | Top of range
Disclosure of information for cash-generating units [line items]
Net assets (in percentage)			0.01
Valuation of recoverable amount of cash generating unit | Other plant and equipment | Discount rate, measurement input
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets		1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, assets		1.00%	1.00%
Valuation of recoverable amount of cash generating unit | Other plant and equipment | Brent price measurement input
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets		10.00%	10.00%
Percentage of reasonably possible increase in unobservable input, assets		10.00%	10.00%
Valuation of recoverable amount of cash generating unit | Other plant and equipment | Volume of production of brent oil
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets			4.00%
Percentage of reasonably possible increase in unobservable input, assets			4.00%